November 26, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Filing Desk
     Re:     Youbet.com, Inc. Registration Statement on Form S-3
To Whom It May Concern:
     Attached for filing via EDGAR in accordance with the Securities Act of 1933, as amended, and the rules and regulations of the Securities and Exchange Commission promulgated thereunder, is a registration statement on Form S-3 (the “Registration Statement”), together with exhibits thereto, filed by Youbet.com, Inc. This Registration Statement replaces the unsold equity securities registered pursuant to an expiring universal shelf registration statement on Form S-3, File No. 333-126131, and covers the registration of shares of common or preferred stock, stock purchase contracts to purchase shares of common stock, stock purchase units with respect to the stock purchase contracts and rights to purchase shares of common or preferred stock, all of which securities combined have an aggregate initial public offering price of $29,850,000.
     With respect to the reference to Delaware General Corporation Law in our opinion filed as Exhibit 5.1 to the Registration Statement, such reference includes all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.
     Members of the Staff are requested to call the undersigned at (202) 776-2941 with any questions or comments regarding this filing.

Very truly yours,
/s/ Thomas D. Twedt

Thomas D. Twedt